Consolidated Balance Sheets (Parentheticals)	Dec. 31, 2024 ¥ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 ¥ / shares shares
Treasury stock shares	12,765,549	12,765,549	14,907,047
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 0.0001	$ 0.0001	¥ 0.0001
Ordinary shares, shares authorized	800,000,000	800,000,000	800,000,000
Ordinary shares, shares issued	707,460,523	707,460,523	357,075,403
Ordinary shares, shares outstanding	686,203,839	686,203,839	348,016,199
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 0.0001	$ 0.0001	¥ 0.0001
Ordinary shares, shares authorized	60,000,000	60,000,000	60,000,000
Ordinary shares, shares issued	55,260,580	55,260,580	55,260,580
Ordinary shares, shares outstanding	55,260,580	55,260,580	55,260,580